Lease liabilities - Detailed Information About In Remaining Contractual Maturities Of The Group Lease Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement [LineItems]
Present value of the minimum lease payments	¥ 134,074	¥ 120,377
Total minimum lease payments	157,081	140,958
Less: total future interest expenses	(23,007)	(20,581)
Present value of lease liabilities	134,074	120,377	¥ 72,221
Within 1 year [member]
Statement [LineItems]
Present value of the minimum lease payments	19,998	16,921
Total minimum lease payments	25,404	21,507
After 1 year but within 2 years [member]
Statement [LineItems]
Present value of the minimum lease payments	19,249	16,018
Total minimum lease payments	23,860	20,033
After 2 years but within 5 years [member]
Statement [LineItems]
Present value of the minimum lease payments	54,155	50,709
Total minimum lease payments	63,003	59,111
After 5 years [member]
Statement [LineItems]
Present value of the minimum lease payments	40,672	36,729
Total minimum lease payments	44,814	40,307
More than 1 year [member]
Statement [LineItems]
Present value of the minimum lease payments	114,076	103,456
Total minimum lease payments	¥ 131,677	¥ 119,451